Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On November 12, 2024, the Company effected a share consolidation of 15 ordinary shares with par value of US$0.01875 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.28125. All fractional shares were rounded up to the whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 450,000,000 ordinary shares, par value US$0.28125 per share and 50,000,000 preferred shares, par value US$0.28125 per share. The Company’s consolidated financial statements were retrospectively restated for effect of the 15-for-1 share consolidation.

On December 6, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers named thereto, pursuant to which the Company agreed to issue and sell (i) 388,000 ordinary shares (the “Offered Shares”), par value $0.28125 per share (the “ordinary shares”), (ii) 18,362,000 pre-funded warrants to purchase 18,362,000 ordinary shares (the “Pre-funded Warrants”), and (iii) 18,750,000 common warrants to purchase 18,750,000 ordinary shares (the “Common Warrants”), at a combined purchase price of US0.80 per Offered Share and one accompanying Common Warrant, or at a combined purchase price of US$0.79 per Pre-funded Warrant (in lieu of one Offered Share) and one accompanying Common Warrant, in a registered direct offering (the “Offering”). The Company received approximately $15.0 million in gross proceeds from the Offering, before deducting placement agent fees and estimated offering expenses.

On December 20, 2024, the equity transfer contract to transfer 51% ownership in Yunnan Faxi was terminated due to unsatisfactory performance of Yunnan Faxi. The prepayment for acquisition of $3,562,472 (RMB25 million) was reclassified to other receivable as of September 30, 2024, and collected back subsequently.

On March 24, 2025, the Company effected a share consolidation of 40 ordinary shares with par value of US$0.28125 per share each in the Company’s issued and unissued share capital into one ordinary share with par value of US$11.25. All fractional shares were rounded up to the whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 11,250,000 ordinary shares, par value US$11.25 per share and 1,250,000 preferred shares, par value US$11.25 per share.

The Company has assessed all subsequent events through the date that these consolidated financial statements are issued and there are no further material subsequent events that require disclosure in these consolidated financial statements.